Management's Liquidity Plans (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Management's Liquidity Plans (Textual)
Working capital	$ 6,802,378		$ 6,802,378		$ 8,430,652
Stockholders' equity	7,074,781		7,074,781		8,697,974	$ 9,812,079	$ 1,069,604
Net loss	$ (1,906,539)	$ (1,527,822)	$ (4,138,649)	$ (2,744,122)	$ (6,074,999)	$ (3,878,210)